Financial Instruments - Additional Information (Detail) (USD $)	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Derivative [Line Items]
Fair value, long-term debt	$ 2,605,566,000	$ 2,551,222,000
Fair value, other long-term liabilities	636,672,000	610,705,000
Estimated accumulated other comprehensive income expected to be reclassified into earnings	$ 7,672,000